Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. Commitments and Contingencies

Leases

We have various non-cancelable operating leases for our offices. These leases expire at various times through 2024. Certain lease agreements contain renewal options, rent abatement, and escalation clauses.

Indemnification

In the ordinary course of business, we enter into agreements in which we may agree to indemnify other parties with respect to certain matters, including losses resulting from claims of intellectual property infringement, damages to property or persons, business losses, or other liabilities. In addition, we have entered into indemnification agreements with our directors, executive officers, and certain other employees that will require us to indemnify them against liabilities that may arise by reason of their status or service as directors, officers, or employees. The term of these indemnification agreements with our directors, executive officers, and other employees, are generally perpetual after execution of the agreement. The maximum potential amount of future payments we could be required to make under these indemnification provisions is unlimited; however, we maintain insurance that reduces our exposure and enables us to recover a portion of any future amounts paid. As of June 30, 2017 and December 31, 2016, we have not accrued a liability for these indemnification provisions because the likelihood of incurring a payment obligation, if any, in connection with these arrangements is not probable or reasonably estimable.

Litigation

From time to time, we may be involved in lawsuits, claims, investigations, and proceedings, consisting of intellectual property, commercial, employment, and other matters, which arise in the ordinary course of business.

We are not currently a party to any material legal proceedings or claims, nor are we aware of any pending or threatened litigation or claims that could have a material adverse effect on our business, operating results, cash flows, or financial condition should such litigation or claim be resolved unfavorably.

14. Commitments and Contingencies

Leases

We have various non-cancelable operating leases for our offices. These leases expire at various times through 2024. Certain lease agreements contain renewal options, rent abatement, and escalation clauses. We recognize rent expense on a straight-line basis over the lease term, commencing when we take possession of the property. Total rent expense under operating leases was approximately $0.9 million, $1.3 million, and $2.7 million for the years ended December 31, 2014, 2015, and 2016, respectively.

The aggregate undiscounted future minimum rental payments under these leases as of December 31, 2016 were as follows (in thousands):

Year Ending December 31,	Amounts
2017	$2,693
2018	3,422
2019	3,472
2020	3,562
2021	2,709
Thereafter	5,079

Total minimum lease payments	$20,937

Indemnification

In the ordinary course of business, we enter into agreements in which we may agree to indemnify other parties with respect to certain matters, including losses resulting from claims of intellectual property infringement, damages to property or persons, business losses, or other liabilities. In addition, we have entered into indemnification agreements with our directors, executive officers, and other officers that will require us to indemnify them against liabilities that may arise by reason of their status or service as directors, officers, or employees. The term of these agreements are generally perpetual any time after execution of the agreement. The maximum potential amount of future payments we could be required to make under these indemnification provisions is indeterminable. Management believes our internal development processes and other policies and practices limit our exposure. To date, we have not had to reimburse any party for losses related to an indemnity claim. As of December 31, 2015 and 2016, we have not accrued a liability for these indemnification provisions because the likelihood of incurring a payment obligation, if any, in connection with these arrangements is not probable or reasonably estimable.

We also have agreed to indemnify our officers and directors for certain events or occurrences, subject to certain limits, while the officer or director is or was serving at our request in such capacity. The maximum amount of potential future indemnification is unlimited; however, we maintain insurance that reduces our exposure and enables us to recover a portion of any future amounts paid. Since our inception, we have not been obligated to make payments for these obligations, and no liabilities have been recorded for these obligations as of December 31, 2015 and 2016.

Litigation

From time to time, we may be involved in lawsuits, claims, investigations, and proceedings, consisting of intellectual property, commercial, employment, and other matters, which arise in the ordinary course of business. In accordance with ASC 450, Contingencies, we make a provision for a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

We are not currently a party to any material legal proceedings or claims, nor are we aware of any pending or threatened litigation or claims that could have a material adverse effect on our business, operating results, cash flows, or financial condition. We have determined that the existence of a material loss is neither probable nor reasonably possible.

Warranty

We warrant to customers that our platform will operate substantially in accordance with its specifications. Historically, no significant costs have been incurred related to product warranties and none are expected in the future and, as such, no accruals for product warranty costs have been made.